Restricted Net Assets (Details) - Company's subsidiaries, VIEs and subsidiaries of VIEs incorporated in PRC ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2019 USD ($)
Restricted Net Assets
Portion of after-tax profit to be allocated to general reserve fund under PRC law (as a percent)	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%
Restricted net assets	¥ 759.1	¥ 552.2		$ 109.0
Maximum
Restricted Net Assets
Percentage of restricted net assets	25.00%	25.00%	25.00%